BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock subject to possible redemption
Statement
Common stock shares subject to possible redemption	17,161,500	17,161,500	17,161,500
Common stock subject to possible redemption, approximate redemption value (in dollars per share)	$ 10.18	$ 10.09	$ 10.00
Common stock not subject to possible redemption
Statement
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	4,290,375	4,290,375	4,290,375
Common stock, shares outstanding	4,290,375	4,290,375	4,290,375